Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment		$ 27,567	$ 25,218	$ 10,972
Accumulated depreciation		(4,605)	(3,592)	(915)
Other construction in progress		9,195	6,701
Property and equipment, net		32,157	28,327	10,057
BlueWalker 3 satellite - construction in progress		82,693	67,615	27,013
Total property and equipment, net		114,850	95,942	37,070
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,350	1,350
Computers Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		3,295	2,810	1,707
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		7,026	6,416	3,536
Satellite Antenna [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		3,402	2,996	1,338
Lab Assembly And Integration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		11,080	10,301
Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	[1]	$ 1,414	1,345
Test and Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			7,765	2,666
Phased Array Test Facility [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			2,536	704
Assembly and Integration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			704	616
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			574	338
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			67	67
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Other construction in progress			$ 6,701

[1]	Includes